Note 2 - Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss	$ (570,551)	$ (806,259)	$ (1,271,934)	$ (2,235,799)	$ (2,830,047)	$ (8,622,393)
Less: Net loss allocated to participating securities					12,503	170,052
Net loss attributable to stockholders					(2,817,544)	(8,452,341)
Preferred stock dividend	(83)	(28,980)	(18,927)	(124,509)	(153,305)	(174,342)
Preferred deemed dividend		(501,304)		(875,304)	(875,304)	(362,903)
	(570,036)	(1,336,374)	(1,284,886)	(3,234,811)	(3,846,153)	(8,989,586)
					$ (3,846,153)	$ (8,989,586)
Denominator:
Weighted-average shares outstanding (in Shares)	240,593,277	81,763,478	189,005,946	56,716,084	69,477,915	19,791,045
Weighted-average unvested restricted shares outstanding (in Shares)	(251,969)	(17,106)	(874,811)	(20,317)	(306,958)	(390,321)
Denominator for basic calculation (in Shares)					69,170,957	19,400,724
Basic net loss per share attributable to common stockholders (in Dollars per share)	$ 0.00	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.06)	$ (0.46)
Denominator:
Denominator for diluted net loss per share (in Shares)					69,170,957	19,400,724
Diluted net loss per share attributable to common stockholders (in Dollars per share)					$ (0.06)	$ (0.46)